Earnings per Common Share (Basic Earnings (Loss) Per Share) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income	$ 2,345			$ 2,022		$ 1,627	$ 1,894	$ 2,044	$ 963	$ 4,339	$ 3,827	$ 7,804	$ 6,528	$ 5,701
Weighted average common shares outstanding	4,234,291			4,227,992						4,234,525	4,227,362	4,229,284	4,106,548	3,495,705
Basic earnings per common share	$ 0.55	$ 0.49	$ 0.45	$ 0.48	$ 0.43	$ 0.35	$ 0.43	$ 0.46	$ 0.23	$ 1.02	$ 0.91	$ 1.85	$ 1.47	$ 1.53